Financial Instrument - Risk Management and Fair Value - Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 72,172	$ 137,499
Expected credit loss	$ 6,483	$ 5,579
Current [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.10%
Gross carrying amount	$ 50,180	$ 111,778
Expected credit loss	$ 20	$ 99
Past due 1 to 30 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	2.30%
Gross carrying amount	$ 3,554	$ 6,170
Expected credit loss	$ 3	$ 141
Past due 31 to 60 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	2.50%	3.70%
Gross carrying amount	$ 1,867	$ 2,786
Expected credit loss	$ 46	$ 104
Past due 61 to 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.70%	12.00%
Gross carrying amount	$ 1,228	$ 1,636
Expected credit loss	$ 46	$ 196
More than 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	41.50%	33.30%
Gross carrying amount	$ 15,343	$ 15,129
Expected credit loss	$ 6,368	$ 5,039